Useful Lives of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2012
Plates and Dies
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Leasehold Improvements
Accounting Policies [Line Items]
Leasehold improvements	Shorter of lease term or estimated useful life
Minimum | Machinery and Equipment
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Minimum | Software
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Maximum | Machinery and Equipment
Accounting Policies [Line Items]
Equipment and automotive useful life	7 years
Maximum | Software
Accounting Policies [Line Items]
Equipment and automotive useful life	7 years